Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Integrated Large Cap Value Fund Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Integrated Large Cap Value Fund Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Integrated Large Cap Value Fund Class A | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Integrated Large Cap Value Fund Class A | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Class A | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Class A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Class A | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Class A | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Class A | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Class A | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Integrated Large Cap Value Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Integrated Large Cap Value Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Integrated Large Cap Value Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Value Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Integrated Large Cap Value Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Integrated Large Cap Value Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Integrated Large Cap Value Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Value Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Integrated Large Cap Value Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Large Cap Value Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Integrated Large Cap Value Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Integrated Large Cap Value Fund Advisor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Integrated Large Cap Value Fund Advisor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Integrated Large Cap Value Fund Advisor Class | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Integrated Large Cap Value Fund Advisor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Advisor Class | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Advisor Class | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Advisor Class | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Advisor Class | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Advisor Class | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Advisor Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Integrated Large Cap Value Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Integrated Large Cap Value Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Integrated Large Cap Value Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Value Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Integrated Large Cap Value Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Integrated Large Cap Value Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Integrated Large Cap Value Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Value Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Integrated Large Cap Value Fund Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Large Cap Value Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Integrated Large Cap Value Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Integrated Large Cap Value Fund Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Integrated Large Cap Value Fund Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Integrated Large Cap Value Fund Institutional Class | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Integrated Large Cap Value Fund Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Institutional Class | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Institutional Class | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Integrated Large Cap Value Fund Institutional Class | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Institutional Class | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Large Cap Value Fund Institutional Class | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Institutional Class | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Integrated Large Cap Value Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Integrated Large Cap Value Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Integrated Large Cap Value Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Columbia Integrated Large Cap Value Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Integrated Large Cap Value Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Integrated Large Cap Value Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Integrated Large Cap Value Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Integrated Large Cap Value Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Integrated Large Cap Value Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Integrated Large Cap Value Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Integrated Large Cap Value Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Integrated Large Cap Value Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Integrated Large Cap Value Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%